UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06221

Brandywine Blue Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2011

Item 1. Schedules of Investments.

Brandywine Blue Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Shares or Principal Amount		Value

Common Stocks - 98.1% (a)

CONSUMER DISCRETIONARY

	Auto Parts & Equipment - 3.2%
1,172,200	TRW Automotive Holdings Corp.*	$69,194,966

	Cable & Satellite - 8.0%
2,425,800	Comcast Corp.	61,469,772
1,188,000	DIRECTV*	60,374,160
1,115,700	Liberty Global Inc.*	50,251,128

	Footwear - 3.0%
710,200	NIKE Inc.	63,903,796

	Motorcycle Manufacturers - 0.1%
66,722	Harley-Davidson Inc.	2,733,600

	Total Consumer Discretionary	307,927,422

ENERGY

	Oil & Gas Equipment & Services - 7.1%
1,675,600	Halliburton Co.	85,455,600
2,013,400	McDermott International Inc.*	39,885,454
359,500	National Oilwell Varco Inc.	28,116,495

	Oil & Gas Exploration & Production - 0.9%
271,700	Cabot Oil & Gas Corp.	18,016,427

	Oil & Gas Refining & Marketing - 0.4%
127,500	HollyFrontier Corp.
	(f/k/a Holly Corp.)	8,848,500

	Total Energy	180,322,476

HEALTH CARE

	Biotechnology - 2.3%
831,600	Celgene Corp.*	50,162,112

	Health Care Distributors - 3.1%
1,465,900	Cardinal Health Inc.	66,581,178

	Health Care Equipment - 4.9%
1,910,000	CareFusion Corp.*	51,894,700
1,121,200	St. Jude Medical Inc.	53,458,816

	Health Care Services - 2.8%
1,121,200	Express Scripts Inc.*	60,522,376

	Life Sciences Tools & Services - 3.0%
992,900	Thermo Fisher Scientific Inc.*	63,932,831

	Total Health Care	346,552,013

INDUSTRIALS

	Aerospace & Defense - 3.1%
401,300	Precision Castparts Corp.	66,074,045

	Air Freight & Logistics - 4.0%
917,100	FedEx Corp.	86,986,935

	Construction & Farm Machinery & Heavy Trucks - 1.8%
194,500	Caterpillar Inc.	20,706,470
187,100	Joy Global Inc.	17,819,404

	Environmental & Facilities Services - 2.6%
1,796,900	Republic Services Inc.	55,434,365

	Railroads - 4.6%
947,409	Kansas City Southern*	56,209,776
587,800	Norfolk Southern Corp.	44,043,854

	Trucking - 1.9%
2,573,300	Hertz Global Holdings Inc.*	40,864,004

	Total Industrials	388,138,853

INFORMATION TECHNOLOGY

	Application Software - 4.5%
1,005,300	Autodesk Inc.*	38,804,580
713,000	Citrix Systems Inc.*	57,040,000

	Communications Equipment - 1.9%
366,800	F5 Networks Inc.*	40,439,700

	Computer Hardware - 4.2%
271,600	Apple Inc.*	91,167,972

	Computer Storage & Peripherals - 2.5%
3,391,100	Seagate Technology PLC	54,800,176

	Internet Software & Services - 1.8%
1,191,100	eBay Inc.*	38,436,797

	IT Consulting & Other Services - 5.7%
743,300	Cognizant Technology
	Solutions Corp.*	54,513,622
1,117,000	Teradata Corp.*	67,243,400

	Semiconductors - 3.7%
2,821,624	Atmel Corp.*	39,700,250
1,497,700	NXP Semiconductors N.V.*	40,033,521

	Systems Software - 3.1%
1,188,800	Check Point Software
	Technologies Ltd.*	67,583,280

	Total Information Technology	589,763,298

MATERIALS

	Fertilizers & Agricultural Chemicals - 7.7%
153,056	Agrium Inc.	13,432,195
319,950	CF Industries Holdings Inc.	45,327,316
616,800	Monsanto Co.	44,742,672
1,101,900	Potash Corp. of Saskatchewan Inc.	62,797,281

	Metal & Glass Containers - 1.0%
575,100	Crown Holdings Inc.*	22,325,382

	Specialty Chemicals - 2.9%
886,000	Albemarle Corp.	61,311,200

	Steel - 0.7%
251,400	Allegheny Technologies Inc.	15,956,358

	Total Materials	265,892,404

TELECOMMUNICATION SERVICES

	Wireless Telecommunication Services - 1.6%
2,017,600	MetroPCS Communications Inc.*	34,722,896

	Total Telecommunication Services	34,722,896

	Total common stocks (cost $1,915,154,460)	2,113,319,362

Short-Term Investments - 2.2% (a)

	Commercial Paper - 2.0%
$43,800,000	Prudential Funding Corp.,
	due 07/01/11, discount of 0.10%	43,800,000
	Total commercial paper (cost $43,800,000)	43,800,000

	Variable Rate Demand Note - 0.2%
3,341,861	American Family Financial
	Services, 0.10%	3,341,861
	Total variable rate demand note (cost $3,341,861)	3,341,861

	Total short-term investments (cost $47,141,861)	47,141,861

	Total investments – 100.3% (cost $1,962,296,321)	2,160,461,223

	Liabilities, less
	other assets - (0.3%)(a)	(6,593,527)

	TOTAL NET ASSETS - 100.0%	$2,153,867,696

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$1,962,296,321
Gross unrealized appreciation	242,985,748
Gross unrealized depreciation	(44,820,846)
Net unrealized appreciation	$198,164,902

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$2,113,319,362

Level 2 – Short-Term Commercial Paper	43,800,000
Variable Rate Demand Note	3,341,861
Total Level 2	47,141,861
Level 3 -	---
Total	$2,160,461,223

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Shares or Principal Amount		Value

Common Stocks - 93.8% (a)

CONSUMER DISCRETIONARY

	Apparel Retail - 2.9%
235,200	Chico’s FAS Inc.	$3,582,096
48,100	Foot Locker Inc.	1,142,856

	Auto Parts & Equipment - 2.6%
71,300	TRW Automotive Holdings Corp.*	4,208,839

	Broadcasting - 1.3%
29,300	Liberty Media-Starz*	2,204,532

	Cable & Satellite – 2.4%
85,600	Liberty Global Inc.*	3,855,424

	Footwear - 2.7%
50,700	Deckers Outdoor Corp.*	4,468,698

	Home Furnishing Retail - 1.1%
47,800	Williams-Sonoma Inc.	1,744,222

	Home Furnishings - 6.2%
180,900	Leggett & Platt Inc.	4,410,342
86,300	Tempur-Pedic International Inc.*	5,852,866

	Housewares & Specialties - 1.8%
86,000	Jarden Corp.	2,967,860

	Motorcycle Manufacturers - 0.1%
5,100	Harley-Davidson Inc.	208,947

	Total Consumer Discretionary	34,646,682

ENERGY

	Oil & Gas Drilling – 3.0%
155,800	Patterson-UTI Energy Inc.	4,924,838

	Oil & Gas Equipment & Services - 7.4%
143,200	Key Energy Services Inc.*	2,577,600
233,500	McDermott International Inc.*	4,625,635
63,000	Oil States International Inc.*	5,034,330

	Oil & Gas Exploration & Production - 1.8%
20,600	Cabot Oil & Gas Corp.	1,365,986
148,900	SandRidge Energy Inc.*	1,587,274

	Oil & Gas Refining & Marketing - 0.4%
9,600	HollyFrontier Corp.
	(f/k/a Holly Corp.)	666,240

	Total Energy	20,781,903

FINANCIALS

	Investment Banking & Brokerage - 0.1%
7,900	LPL Investment Holdings Inc.*	270,259

	Thrifts & Mortgage Finance - 1.5%
182,857	First Niagara Financial Group Inc.	2,413,712

	Total Financials	2,683,971

HEALTH CARE

	Health Care Equipment - 3.5%
137,800	CareFusion Corp.*	3,744,026
37,100	Sirona Dental Systems Inc.*	1,970,010

	Health Care Facilities - 1.0%
66,000	HealthSouth Corp.*	1,732,500

	Total Health Care	7,446,536

INDUSTRIALS

	Building Products - 1.2%
44,600	Armstrong World Industries Inc.	2,031,976

	Construction & Farm Machinery & Heavy Trucks - 3.6%
14,400	Joy Global Inc.	1,371,456
65,100	WABCO Holdings Inc.*	4,495,806

	Environmental & Facilities Services - 2.6%
138,700	Republic Services Inc.	4,278,895

	Industrial Machinery - 4.9%
107,300	Kennametal Inc.	4,529,133
68,200	The Timken Co.	3,437,280

	Railroads - 2.6%
72,500	Kansas City Southern*	4,301,425

	Trucking - 1.8%
187,900	Hertz Global Holdings Inc.*	2,983,852

	Total Industrials	27,429,823

INFORMATION TECHNOLOGY

	Application Software - 6.5%
83,600	ANSYS Inc.*	4,570,412
80,100	Autodesk Inc.*	3,091,860
53,000	Informatica Corp.*	3,096,790

	Communications Equipment - 6.1%
68,500	Acme Packet Inc.*	4,803,905
27,800	F5 Networks Inc.*	3,064,950
56,300	Riverbed Technology Inc.*	2,228,917

	Computer Storage & Peripherals - 2.4%
240,600	Seagate Technology PLC	3,888,096

	Data Processing & Outsourced Services - 2.6%
95,700	VeriFone Systems Inc.*	4,244,295

	IT Consulting & Other Services - 3.0%
83,200	Teradata Corp.*	5,008,640

	Semiconductors - 3.9%
234,900	Atmel Corp.*	3,305,043
113,600	NXP Semiconductors N.V.*	3,036,528

	Systems Software - 3.0%
86,600	Check Point Software
	Technologies Ltd.*	4,923,210

	Total Information Technology	45,262,646

MATERIALS

	Fertilizers & Agricultural Chemicals - 2.1%
24,400	CF Industries Holdings Inc.	3,456,748

	Metal & Glass Containers - 1.0%
43,700	Crown Holdings Inc.*	1,696,434

	Specialty Chemicals - 3.3%
77,500	Albemarle Corp.	5,363,000

	Steel - 1.8%
45,300	Allegheny Technologies Inc.	2,875,191

	Total Materials	13,391,373

TELECOMMUNICATION SERVICES

	Wireless Telecommunication Services - 1.6%
154,800	MetroPCS Communications Inc.*	2,664,108

	Total Telecommunication Services	2,664,108

	Total common stocks (cost $133,531,235)	154,307,042

Short-Term Investments - 6.3% (a)

	Commercial Paper - 5.8%
$9,400,000	Prudential Funding Corp.,
	due 07/01/11, discount of 0.10%	9,400,000

	Total commercial paper (cost $9,400,000)	9,400,000

	Variable Rate Demand Note - 0.5%
901,774	American Family Financial
	Services, 0.10%	901,774
	Total variable rate demand note (cost $901,774)	901,774
	Total short-term investments (cost $10,301,774)	10,301,774

	Total investments – 100.1% (cost $143,833,009)	164,608,816

	Liabilities, less
	other assets - (0.1%) (a)	(106,211)

	TOTAL NET ASSETS - 100.0%	$164,502,605

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$143,833,009
Gross unrealized appreciation	22,778,385
Gross unrealized depreciation	(2,002,578)
Net unrealized appreciation	$20,775,807

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$154,307,042

Level 2 – Short-Term Commercial Paper	9,400,000
Variable Rate Demand Note	901,774
Total Level 2	10,301,774
Level 3 -	---
Total	$164,608,816

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2011.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13(a)-15(b) or  240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   Brandywine Blue Fund, Inc.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date   August 16, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the  following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President

     Date   August 16, 2011

     By (Signature and Title)     /s/Lynda J. Campbell
Lynda J. Campbell, Treasurer

     Date   August 16, 2011